Regulatory Capital Requirements (Tables)	6 Months Ended
Jun. 30, 2021
Text block [Abstract]
Schedule of Potential Impact On Equity And Impact Of Change In Prices

According to local regulations, as of June 30, 2021 and December 31, 2020, the relation between assets and risk weighted assets is as follow:

	Consolidated assets		Risk-weighted assets
	As of June 30,	As of December 31,	As of June 30,	As of December 31,
	2021	2020	2021	2020
	MCh$	MCh$	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	2,875,942	3,089,072	—	—
Cash items in process of collection	442,662	173,192	84,245	30,919
Trading securities	300,424	580,369	63,248	90,149
Investments under resale agreements	122,998	105,580	122,998	97,525
Financial derivative contract (*)	1,137,961	1,302,692	745,255	859,464
Interbank loans	57,489	7,115	57,489	7,115
Loans and accounts receivable from customers	22,113,418	21,685,269	18,741,810	18,634,870
Available for sale investments	3,907,850	3,964,720	288,703	334,632
Held to maturity investments	173,232	111,643	113,071	49,627
Investments in companies	12,035	11,983	12,035	11,983
Intangible	702,939	718,683	210,427	226,171
Fixed assets	50,893	56,020	50,893	56,020
Right-of-use asset under lease agreements	150,703	170,603	150,703	170,603
Current taxes	100,123	64,699	10,012	6,470
Deferred taxes	275,276	314,112	27,528	31,411
Other assets	528,293	602,769	403,964	410,854
Off-balance sheet assets
Contingent loans	2,930,959	2,381,233	1,758,575	1,428,740
Totals	35,883,197	35,339,754	22,840,956	22,446,553

(*)    Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12 1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Commission for the Financial Market (former SBIF).

Schedule of Basic and Regulatory Capital

	Amount			Ratio
	As of June 30,	As of December 31,		As of June 30,	As of December 31,
	2021	2020		2021	2020
	MCh$	MCh$		%	%
Basic capital	2,297,933	2,315,411	(a)	6.40	6.54	(c)
Effective equity	2,976,143	3,044,661	(b)	13.03	13.56	(d)

(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.

(a)   Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the CMF under the line item “Equity attributable to equity holders of the Bank” as indicated in the Compendium of Accounting Standards.

(b)   Based on the consolidated financial statements filed with CMF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

(c)   Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Financial Statements).

(d)   Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.